Report - Financial Statements

T. Rowe Price Tax-Exempt Money Fund

August 31, 1996

Portfolio Highlights

Sector Diversification

                               Percent ofPercent of
                               Net AssetsNet Assets
                                  2/29/96   8/31/96

Hospital Revenue                      30%       27%
Educational Revenue                    14        14
General Obligation - State             11        13
General Obligation - Local             13        12
Prerefunded Bonds                       5        10
Industrial and Pollution
Control Revenue                         9         9
Dedicated Tax Revenue                   -         3
Air and Sea Transportation Revenue      3         2
Pooled Loan Revenue                     2         2
Electric Revenue                        2         2
Miscellaneous Revenue                   1         2
Lease Revenue                           2         2
All Other                               8         4
Other Assets Less Liabilities           -        -2
Total                                100%      100%

T. Rowe Price Tax-Exempt Money Fund
Unaudited


Financial HighlightsFor a share outstanding throughout each period

             6 Months   Year
               Ended   Ended
             8/31/96 2/29/96  2/28/95  2/28/94 2/28/93  2/29/92
NET ASSET VALUE
Beginning of
period       $ 1.000  $1.000   $1.000   $1.000   $1.000   $1.000

Investment activities
  Net invest-
  ment income  0.015   0.033    0.026    0.020   0.023    0.036

Distributions
  Net invest-
  ment income(0.015) (0.033)  (0.026)  (0.020) (0.023)  (0.036)

NET ASSET VALUE
End of period$ 1.000  $1.000   $1.000   $1.000   $1.000   $1.000

Ratios/Supplemental Data

Total return   1.52%   3.38%    2.63%    2.05%   2.36%    3.69%

Ratio of expenses
to average
net assets    0.55%!   0.56%    0.58%    0.59%   0.60%    0.61%

Ratio of net
investment income
to average
net assets    2.96%!   3.33%    2.59%    2.04%   2.35%    3.65%

Net assets,
end of period
(in thousands)$668,166$679,143$687,022 $732,900$695,699 $801,846

! Annualized.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
Unaudited                                         August 31, 1996

Statement of Net Assets
                                                    Par     Value
                                                     In thousands

ALABAMA  4.4%
Birmingham, GO
     VRDN (Currently 3.40%)                   $   6,650 $   6,650
     VRDN (Currently 3.45%)                       5,700     5,700
Jefferson County
     GO, VRDN (Currently 3.55%)                  10,000    10,000
  Sewer, RAW, VRDN (Currently 3.50%)              7,000     7,000
Total Alabama (Cost  $29,350)                              29,350

ALASKA  0.0%
Valdez Marine Terminal
  Exxon Pipeline, VRDN (Currently 3.75%)            200       200
Total Alaska (Cost  $200)                                     200

ARKANSAS  2.0%
Arkansas Dev. Fin. Auth.
  Sisters of Mercy, VRDN (Currently 3.45%)       13,200    13,200
Total Arkansas (Cost  $13,200)                             13,200

CALIFORNIA  6.2%
California, GO, RAN, 4.50%, 6/30/97               9,365     9,404
Oakland
     COP, VRDN (Currently 3.75%)                  3,000     3,000
     GO, TRAN, 4.75%, 6/30/97                    10,000    10,068
Riverside County, COP, VRDN (Currently 3.50%)     2,550     2,550
San Diego, GO, TAN, 4.50%, 7/2/97                 5,000     5,030
San Jose, Convention Center, COP
     7.875%, 9/1/10 (Prerefunded 9/1/96!)        11,000    11,220
Total California (Cost  $41,272)                           41,272

COLORADO  1.1%
Colorado HFA, Sisters Of Charity Health System
     VRDN (Currently 3.40%)                       5,400     5,400
Denver, IDR, W. W. Grainger, VRDN (Currently 3.60%)2,190    2,190
Total Colorado (Cost  $7,590)                               7,590

DISTRICT OF COLUMBIA  1.9%
Dist. of Columbia, American Univ.,
     VRDN (Currently 3.55%)                   $  12,890 $  12,890
Total District of Columbia (Cost  $12,890)                 12,890

FLORIDA  2.6%
First Florida Gov't. Fin. Corp.
     VRDN (Currently 3.35%)
     (MBIA Insured)                               2,205     2,205
Florida Municipal Power Agency
  St. Lucie Project, 6.50%, 10/1/15
     (Prerefunded 10/1/96!)                       2,500     2,506
Jacksonville HFA
  Baptist Medical Center, VRDN (Currently 3.95%)
     (MBIA Insured)                               2,800     2,800
  Genesis Rehabilitation Hosp.
     VRDN (Currently 3.85%)                       7,100     7,100
Orange County IDA
  W. W. Grainger, VRDN (Currently 3.60%)          1,185     1,185
Sunshine State Gov't. Fin. Commission,
     TECP, 3.65%, 10/9/96                         1,700     1,700
Total Florida (Cost  $17,496)                              17,496

GEORGIA  3.0%
Atlanta, 7.50%, 12/1/08 (Prerefunded 12/1/96!)      810       835
Atlanta Downtown Dev. Auth., IDR, Underground Atlanta Project
     7.55%, 10/1/05
     (Prerefunded 10/1/96!)                       2,070     2,118
De Kalb Hosp. Auth., Egleston Childrens Health Care System
     VRDN (Currently 3.35%)                       2,300     2,300
Fulton County Building Auth., Judicial Center Fac.
     8.20%, 1/1/15 (Prerefunded 1/1/97!)          1,370     1,419
Fulton County School Dist.
     7.50%, 5/1/08 (Prerefunded 5/1/97!)          1,000     1,053
     7.625%, 5/1/17 (Prerefunded 5/1/97!)         3,000     3,161
Georgia, GO
     6.50%, 12/1/96                               1,100     1,109
     6.70%, 9/1/96                                3,000     3,000
     6.75%, 9/1/99 (Prerefunded 9/1/96!)          1,000     1,020
Georgia Tech Foundation Fac. Auth.
  Wardlaw Project, VRDN (Currently 3.45%) $ 1,700 $ 1,700 Municipal Electric Auth. of Georgia
     7.75%, 1/1/18 (Prerefunded 1/1/97!)          2,000     2,065
Total Georgia (Cost  $19,780)                              19,780

HAWAII  0.0%
Honolulu City and County, GO
     6.90%, 10/1/96
     (Escrowed to Maturity)                         300       301
Total Hawaii (Cost  $301)                                     301

IDAHO  2.3%
Custer County, PCR, Amoco Oil, 3.40%, 10/1/96     7,000     7,000
Idaho, GO, TAN, 4.50%, 6/30/97                    8,065     8,106
Total Idaho (Cost  $15,106)                                15,106

ILLINOIS  12.1%
Chicago, GO
     3.10%, 2/4/97                                8,300     8,300
     3.65%, 10/31/96                              5,000     5,000
Chicago Public Building Commission
     7.45%, 1/1/97 (FGIC Insured)
     (Escrowed to Maturity)                       1,200     1,215
Illinois
  Sales Tax
     5.50%, 6/15/97                                 500       506
     7.30%, 6/15/00 (Prerefunded 6/15/97!)        2,000     2,094
Illinois Dev. Fin. Auth.
  Palos Community Hosp., VRDN
     (Currently 3.45%)                           20,400    20,400
Illinois EFA
  Northwestern Univ.
     VRDN (Currently 3.55%)                      14,800    14,800
     VRDN (Currently 4.125%)                      1,500     1,500
Illinois HFA
  Children's Memorial Hosp.
     VRDN (Currently 3.50%)                   $   9,200 $   9,200
  Grant Hosp., 7.50%, 12/1/13
     (Prerefunded 12/1/96!)                       2,500     2,575
  Univ. of Chicago Hosp., VRDN (Currently 3.40%)
     (MBIA Insured)                              12,400    12,400
Joliet Regional Port Dist. Marine Terminal, Exxon Project
     VRDN (Currently 3.75%)                         800       800
Niles Village, IDR, W. W. Grainger,
     VRDN (Currently 3.60%)                       1,000     1,000
Springfield Electric,
     5.00%, 9/1/97 (Escrowed to Maturity)         1,000     1,011
Total Illinois (Cost  $80,801)                             80,801

INDIANA  0.4%
Gary, IDR, W. W. Grainger, VRDN (Currently 3.60%)   730       730
Indiana HFFA, Daughters of Charity,
     VRDN (Currently 3.45%)                       1,700     1,700
Total Indiana (Cost  $2,430)                                2,430

KANSAS  0.3%
Wyandotte County, Criminal Justice Complex
     6.75%, 9/1/96 (FGIC Insured)
     (Escrowed to Maturity)                       2,115     2,115
Total Kansas (Cost  $2,115)                                 2,115

LOUISIANA  3.8%
Louisiana, 7.00%, 8/1/02 (Prerefunded 8/1/97!)    1,670     1,749
Louisiana Offshore Terminal Auth.,
     VRDN (Currently 3.75%)                         800       800
Louisiana PFA, Willis Knighton Medical Center
     VRDN (Currently 3.40%)
     (AMBAC Insured)                             12,700    12,700
New Orleans Aviation Board, VRDN (Currently 3.35%)
     (MBIA Insured)                               9,900     9,900
Total Louisiana (Cost  $25,149)                            25,149

MAINE  1.1%
Maine, GO, TAN, 4.50%, 6/27/97                $   7,000 $   7,034
Total Maine (Cost  $7,034)                                  7,034

MARYLAND  9.0%
Baltimore County
     GO, TECP, BAN, 3.50%, 10/3/96                8,000     8,000
  Sheppard and Enoch Pratt Hosp.
     VRDN (Currently 3.40%)                       6,800     6,800
Carroll County, County Commissioners
  Consolidated Public Improvement, GO
      4.45%, 11/1/96                              1,000     1,001
Frederick County, Sheppard Pratt Residential
     VRDN (Currently 3.40%)                       2,000     2,000
Howard County, Consolidated Public Improvement
     6.40%, 3/15/02
     (Prerefunded 9/15/96)                        1,000     1,021
Maryland DOT, 6.70%, 7/1/98 (Prerefunded 7/1/97!) 1,000     1,031
Maryland HHEFA
  Johns Hopkins Univ., 6.20%, 7/1/97             10,255    10,255
  Pooled Loan Program
     VRDN (Currently 3.45%)                       4,700     4,700
     VRDN (Currently 3.50%)                       5,000     5,000
Montgomery County, Consolidated Public Improvement, GO
     5.20%, 10/1/96                               2,930     2,934
Montgomery County Economic Dev.
  Howard Hughes Medical Fac.
     VRDN (Currently 3.45%)                      10,000    10,000
Washington Suburban Sanitary Dist.
     GO, BAN, VRDN (Currently 3.40%)              6,000     6,000
  General Construction, GO, 7.375%, 1/1/07
     (Prerefunded 1/1/97!)                        1,200     1,240
Total Maryland (Cost  $59,982)                             59,982

MASSACHUSETTS  0.3%
Massachusetts,
     GO, 7.125%, 10/1/05 (Prerefunded 10/1/96!)   2,000     2,045
Total Massachusetts (Cost  $2,045)                          2,045

MICHIGAN  2.8%
Detroit School Dist., Wayne County School Aid, GO, RAN
     4.50%, 5/1/97                            $   5,000 $   5,018
Michigan, GO, TAN, 4.00%, 9/30/96                 5,300     5,301
Univ. of Michigan Hosp., VRDN (Currently 3.85%)   8,600     8,600
Total Michigan (Cost  $18,919)                             18,919

MINNESOTA  1.6%
Cottage Grove, PCR, Minnesota Mining and Mfg. Co.
     VRDN (Currently 3.79%)                       2,000     2,000
Rochester Health Care Fac.
  Mayo Foundation/Mayo Medical Center
     TECP, 3.60 - 3.65%, 9/5 - 10/2/96            2,500     2,500
     VRDN (Currently 3.65%)                       5,000     5,000
Univ. of Minnesota, TECP, 3.65%, 10/16/96         1,250     1,250
Total Minnesota (Cost  $10,750)                            10,750

MISSISSIPPI  0.2%
Rankin County, PCR, Siemens Energy and Automation
     VRDN (Currently 3.50%)                       1,600     1,600
Total Mississippi (Cost  $1,600)                            1,600

MISSOURI  1.1%
Missouri, Fourth State Building, GO, 6.00%, 8/1/971,675 1,705 Missouri Environmental Improvement and
  Energy Resources Auth.
     Union Electric, TECP, 3.65%, 9/6/96          3,300     3,300
Missouri HEFA
  Sisters Of Mercy, 3.60%, 12/1/96                  750       750
  St. Anthony's Medical Center
     VRDN (Currently 3.45%)                         500       500
  Washington Univ., VRDN (Currently 3.80%)        1,000     1,000
Total Missouri (Cost  $7,255)                               7,255

NEW HAMPSHIRE  1.6%
New Hampshire HHEFA
  Dartmouth Ed. Loan Corp.
     3.75%, 6/1/97                            $   4,000 $   4,000
     3.80%, 6/1/97                                1,000     1,000
  St. Paul's School, VRDN (Currently 3.40%)       6,000     6,000
Total New Hampshire (Cost  $11,000)                        11,000

NEW MEXICO  0.4%
Albuquerque, VRDN (Currently 3.50%)               3,000     3,000
Total New Mexico (Cost  $3,000)                             3,000

NEW YORK  1.9%
New York State Local Gov't. Assistance Corp.
     VRDN (Currently 3.20%)                       6,000     6,000
     VRDN (Currently 3.25%)                       6,800     6,800
Total New York (Cost  $12,800)                             12,800

NORTH CAROLINA  2.6%
Charlotte Mecklenburg Hosp. Auth.,
  North Carolina Health Care System,
     VRDN (Currently 3.40%)                       6,800     6,800
North Carolina Eastern Municipal Power Agency
     7.50%, 1/1/15 (Prerefunded 1/1/97!)          5,000     5,160
North Carolina EFA, Bowman Gray School of Medicine
     VRDN (Currently 3.40%)                       1,950     1,950
Winston Salem, GO, COP, 3.50%, 9/5/96             3,700     3,700
Total North Carolina (Cost  $17,610)                       17,610

OHIO  2.1%
Akron, Sanitary Sewer System, VRDN (Currently 3.50%)500       500
Cleveland - Cuyahoga County Port Auth.,
  Rock and Roll Hall of Fame Museum,
     VRDN (Currently 3.50%)                       2,000     2,000
Cuyahoga County, Cleveland Clinic Foundation
     VRDN (Currently 3.40%)                       5,000     5,000
Erie County, Firelands Community Hosp.
     8.875%, 1/1/15 (Prerefunded 1/1/97!)     $   3,260 $   3,347
Franklin County, Holy Cross Health System,
     4.75%, 6/1/97                                1,230     1,239
Ohio Public Fac. Commission, Mental Health Fac.
     4.50%, 12/1/96 (MBIA Insured)                1,900     1,906
Total Ohio (Cost  $13,992)                                 13,992

PENNSYLVANIA  1.2%
Geisinger Auth., Health Systems, 3.75%, 9/3/96    3,500     3,500
Montgomery County, IDA
  W. W. Grainger, VRDN (Currently 3.60%)          1,230     1,230
Pennsylvania Intergovernmental Coop. Auth.,
  Philadelphia Funding Program,
     5.00%, 6/15/97 (FGIC Insured)                3,000     3,030
Total Pennsylvania (Cost  $7,760)                           7,760

SOUTH CAROLINA  1.4%
South Carolina Public Service Auth.,
  Santee Cooper Project
      6.00%, 1/1/97 (MBIA Insured)                3,000     3,023
Spartanburg County, Siemens Energy and Automation
     VRDN (Currently 3.50%)                       6,400     6,400
Total South Carolina (Cost  $9,423)                         9,423

SOUTH DAKOTA  1.5%
South Dakota HEFA
  Sioux Valley Hosp., VRDN (Currently 3.55%)     10,200    10,200
Total South Dakota (Cost  $10,200)                         10,200

TENNESSEE  4.1%
Metropolitan Gov't. of Nashville and Davidson County
  Vanderbilt Univ.
     3.50%, 1/15/97                              10,000    10,000
     3.70%, 5/1/97 (FGIC Insured)                 1,150     1,150
Tennessee, School Bond Auth., GO, BAN
     VRDN (Currently 3.30%)                      16,000    16,000
Total Tennessee (Cost  $27,150)                            27,150

TEXAS  13.3%
Dallas County Community College,
     VRDN (Currently 3.60%)                   $  19,200 $  19,200
Harris County Health Fac. Dev. Corp.
  Methodist Hosp., VRDN (Currently 3.75%)         1,600     1,600
  Sisters of Charity of the Incarnate Word, TECP
     3.65%, 9/5/96                               10,600    10,600
  St. Luke's Episcopal Hosp.
     VRDN (Currently 3.75%)                       8,300     8,300
Harris County IDC, Lubrizol Corp.,
     VRDN (Currently 3.40%)                      14,400    14,400
Houston Water and Sewer
     6.60%, 12/1/99 (Prerefunded 12/1/96!)        1,000     1,028
     8.10%, 12/1/09 (BIGI Insured)
     (Prerefunded 12/1/96!)                       2,000     2,062
Midland, IDC, W. W. Grainger, VRDN (Currently 3.60%)775       775
North Central Texas
  Kaiser Permenente, VRDN (Currently 3.40%)       3,400     3,400
Plano Independent School Dist., GO
     8.625%, 2/15/97 (FGIC Insured)
     (Escrowed to Maturity)                       2,100     2,148
San Antonio, Water Systems, 5.40%, 5/15/97        2,000     2,023
Texas, GO, TRAN, 4.75%, 8/29/97                  15,000    15,117
West Calhoun County Dev.
  Sohio Chemical, VRDN (Currently 3.75%)          8,200     8,200
Total Texas (Cost  $88,853)                                88,853

UTAH  0.1%
Intermountain Power Agency
     8.625%, 7/1/21 (Prerefunded 7/1/97!)           500       529
Total Utah (Cost  $529)                                       529

VERMONT  1.8%
Vermont, GO, TECP (Currently 3.65%), 10/8/96     10,000    10,000
Vermont Ed. and Health Buildings Fin. Agency
  Middlebury College, 3.70%, 5/1/97               2,000     2,000
Total Vermont (Cost  $12,000)                              12,000

VIRGINIA  1.8%
Big Stone Gap Redev. and Housing Auth.
  Correctional Fac. Lease, Wallens Ridge Dev.
      4.25%, 9/1/96                           $   2,815 $   2,815
Fairfax County IDA
  Fairfax Hosp. System, VRDN (Currently 3.55%)      900       900
  Inova Health Care System
     VRDN (Currently 3.55%)                       1,100     1,100
Rockingham County IDA
  Merck and Co., VRDN (Currently 3.65%)           2,400     2,400
Univ. of Virginia, VRDN (Currently 3.50%)         4,500     4,500
Total Virginia (Cost  $11,715)                             11,715

WASHINGTON  6.3%
Municipality of Metropolitan Seattle,
  Limited Sales Tax, GO
     7.20%, 1/1/20 (Prerefunded 1/1/97!)          2,630     2,713
Port of Seattle, GO, VRDN (Currently 3.50%)       3,800     3,800
Seattle Municipal Light and Power
     6.60%, 10/1/97
     (Prerefunded 10/1/96!)                       2,400     2,454
Snohomish County Public Utility Dist.
     8.00%, 1/1/15 (Prerefunded 1/1/97!)          6,365     6,580
Washington
     GO, VRDN (Currently 3.45%)                  10,000    10,000
     GO, 10.00%, 10/1/99
     (Prerefunded 10/1/96!)                       2,000     2,010
     GO, TAN, 7.40%, 9/1/97
     (Prerefunded 9/1/96!)                        1,000     1,000
Washington HFA, Fred Hutchinson Cancer Research Center
     VRDN (Currently 3.85%)                      13,680    13,680
Total Washington (Cost  $42,237)                           42,237

WEST VIRGINIA  1.2%
Marshall County, PCR, Mountaineer Carbon Company
     VRDN (Currently 3.75%)                       8,100     8,100
Total West Virginia (Cost  $8,100)                          8,100

WISCONSIN  1.7%
Milwaukee
     GO, 7.70%, 12/1/96                       $   1,330 $   1,344
     GO, RAN, 3.50%, 2/27/97                      5,000     4,989
Oak Creek, Wisconsin Electric Power Co.
     VRDN (Currently 3.55%)                         500       500
Wisconsin
     GO, 7.20%, 5/1/01 (Prerefunded 5/1/97!)      1,000     1,033
  Transportation, 5.00%, 7/1/97 (FGIC Insured)    3,525     3,559
Total Wisconsin (Cost  $11,425)                            11,425

WYOMING  2.5%
Converse County, PCR, Pacificorp, TECP, 3.55%, 9/12/967,485 7,485 Gillette County, PCR, Pacificorp, TECP
     (Currently 3.65%), 10/11/96                  2,500     2,500
Kemmerer County, PCR, Exxon, VRDN (Currently 3.75%)1,000    1,000
Lincoln County, PCR
  Pacificorp, VRDN (Currently 3.75%)
     (AMBAC Insured)                              2,200     2,200
Sweetwater County, PCR
  Pacificorp, VRDN (Currently 3.75%)
     (AMBAC Insured)                              1,000     1,000
Uinta County, PCR, Amoco Oil, 3.98%, 12/1/96      2,500     2,500
Total Wyoming (Cost  $16,685)                              16,685

Total Investments in Securities
101.7% of Net Assets (Cost  $679,744)                   $ 679,744
Other Assets Less Liabilities                            (11,578)

NET ASSETS                                              $ 668,166

Net Assets Consist of:
Accumulated net investment income - net of distributions$     142
Accumulated net realized gain/loss - net of distributions   (207)
Paid-in-capital applicable to 668,306,963 shares of $0.01 par value capital stock outstanding; 5,000,000,000 shares authorized668,231

NET ASSETS                                              $ 668,166

NET ASSET VALUE PER SHARE                               $    1.00

 !   Used in determining portfolio maturity
AMBACAMBAC Indemnity Corp.
BAN  Bond Anticipation Note
BIGI Bond Investors Guaranty Insurance
COP  Certificates of Participation
DOT  Department of Transportation
EFA  Educational Facility Authority
FGIC Financial Guaranty Insurance Company
GO   General Obligation
HEFA Health & Educational Facility Authority
HFA  Health Facility Authority
HFFA Health Facility Financing Authority
HHEFAHealth & Higher Educational Facility Authority
IDA  Industrial Development Authority
IDC  Industrial Development Corp.
IDR  Industrial Development Revenue
MBIA Municipal Bond Investors Assurance Corp.
PCR  Pollution Control Revenue
PFA  Public Facility Authority
RAN  Revenue Anticipation Note
RAW  Revenue Anticipation Warrant
TAN  Tax Anticipation Note
TECP Tax-Exempt Commercial Paper
TRAN Tax Revenue Anticipation Note
VRDN Variable Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
Unaudited

Statement of Operations
In thousands

                                               6 Months
                                                  Ended
                                                8/31/96

Investment Income
Interest income                               $  11,823

Expenses
  Investment management                           1,449
  Shareholder servicing                             270
  Custody and accounting                             87
  Registration                                       24
  Prospectus and shareholder reports                 14
  Legal and audit                                    11
  Directors                                           5
  Miscellaneous                                       6
  Total expenses                                  1,866
Net investment income                             9,957

Realized and Unrealized Gain/Loss
  Net realized gain (loss) on securities           (18)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                        $   9,939

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
Unaudited

Statement of Changes in Net Assets
In thousands

                                               6 Months      Year
                                                  Ended     Ended
                                                8/31/96   2/29/96

Increase (Decrease) in Net Assets
Operations
  Net investment income                       $   9,957 $  22,740
  Net realized gain (loss)                         (18)        56
  Change in net unrealized gain or loss               -        92
  Increase (decrease) in net assets from operations9,939   22,888

Distributions to shareholders
  Net investment income                         (9,957)  (22,740)

Capital share transactions *
  Shares sold                                   284,354   665,684
  Distributions reinvested                        9,496    21,267
  Shares redeemed                             (304,809) (694,978)
  Increase (decrease) in net assets from capital
  share transactions                           (10,959)   (8,027)

Net Assets

Increase (decrease) during period              (10,977)   (7,879)
Beginning of period                             679,143   687,022

End of period                                 $ 668,166 $ 679,143

*Share information
  Shares sold                                   284,354   665,684
  Distributions reinvested                        9,496    21,267
  Shares redeemed                             (304,809) (694,978)
  Increase (decrease) in shares outstanding    (10,959)   (8,027)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund

Unaudited                                         August 31, 1996

Notes to Financial Statements

Note 1 - Significant Accounting Policies

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on April 8, 1981.

Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors .

Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

Note 2 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund has unused realized capital loss carryforwards for federal income tax purposes of $183,000 which expires in 1998. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

At August 31, 1996, the aggregate cost of investments for federal income tax and financial reporting purposes was $679,744,000.

Note 3 - Related Party Transactions

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $241,000 was payable at August 31, 1996. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.305% for assets in excess of $50 billion. At August 31, 1996, and for the six months then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $253,000 for the six months ended August 31, 1996, of which $48,000 was payable at period-end.

T. Rowe Price

Investment Services And Information

Knowledgeable Service Representatives

By Phone 1-800-225-5132  Available Monday through Friday from
8 a.m. to 10 p.m. and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.

Account Services

Checking  Available on most fixed income funds.

Automatic Investing  From your bank account or paycheck.

Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options  Reinvest all, some, or none of your distributions.

Automated 24-Hour Services  Including Tele*Access(registered trademark) and
T. Rowe Price OnLine.

Discount Brokerage*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.

Investment Information

Combined Statement  Overview of your T. Rowe Price accounts.

Shareholder Reports  Fund managers' reviews of their strategies and results.

The T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update  Quarterly review of all T. Rowe Price fund results.

Insights  Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

*A division of T. Rowe Price Investment Services, Inc.  Member NASD/SIPC.

For yield, price, last transaction, and current balance, 24 hours, 7 days a week, call:
1-800-638-2587 toll free

For assistance with your existing fund account, call:

Shareholder Service Center
1-800-225-5132 toll free
625-6500 Baltimore area

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607

T. Rowe Price
100 East Pratt Street
Baltimore, Maryland  21202
http://www.troweprice.com

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Tax-Exempt Money Fund(registered trademark).

T. Rowe Price Investment Services, Inc., DistributorRPRTTEM  8/31/96